                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


1933 Act
File No. 33-____________

1940 Act
File No. 811-___________


                                   FORM N-2
                      (Check Appropriate Box or Boxes)

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                               /x/

                   Pre-Effective Amendment No. ___________                  / /

                   Pre-Effective Amendment No. ___________                  / /

                                     and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                          /x/

                            Amendment No. __________                        / /


          Gen-Net Lease Income Fund, Corporate and Government Series
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


             One Oakland Towne Square, 14th Floor, Southfield, MI 48706
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                (800) 546-2630
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)


               D. James Barton, Genesis Financial Group, Inc.,
        One Oakland Towne Square, 14th Floor, Southfield, MI 48706
     with copies to: John D. Ellsworth, Esq. and Michael C. Pallesen, Esq.,
                Lieben, Whitted, Houghton, Slowiaczek &
     Cavanagh, P.C., L.L.O., 2027 Dodge Street, Suite 100, Omaha, NE 68102
--------------------------------------------------------------------------------
 (Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)


 As soon as practicable after the effective date of this Registration Statement
--------------------------------------------------------------------------------
             (Appropriate Date of Proposed Public Offering)

       If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

       It is proposed that this filing will become effective (check appropriate box):

/x/    when declared effective pursuant to Section 8(c).

       If appropriate, check the following box:

/ / This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].


/ / This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _______________.


       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------------------------------
                                                  Proposed         Proposed
                 Title Of                         Maximum          Maximum
                Securities         Amount         Offering         Aggregate           Amount Of
                   Being           Being          Price Per        Offering          Registration
                Registered       Registered          Unit            Price               Fee
               ------------     ------------     ------------     -----------       ---------------
                 Unit (1)       3,000 Units        $5,000         $15,000,000          $3,750.00

---------------------------------------------------------------------------------------------------

(1) Represents a share of beneficial interest in the Registrant, a Michigan grantee trust.

       THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT MAY FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                               CROSS REFERENCE SHEET

                                PART A - PROSPECTUS

ITEM IN PART A OF FORM N-2

SPECIFIED IN PROSPECTUS                              LOCATION IN PROSPECTUS
Item 1.  Outside cover                               Cover page

Item 2. Inside front and                             Not applicable
outside back cover page

Item 3. Fee Table and Synopsis                       Fund Expenses

Item 4. Financial Highlights                         Inapplicable

Item 5. Plan of Distribution                         Cover Page; Distribution Arrangements

Item 6. Selling Shareholders                         Inapplicable

Item 7. Use of Proceeds                              Use of Proceeds; Investment Objective and
                                                     Policies

Item 8. General Description of the Registrant        Cover page; The Fund; Investment Objective and Policies;
                                                     Risk Factors

Item 9. Management                                   Fund Management

Item 10. Capital Stock, Long-Term Debt               Fund Distributions, Evidence of Fund Ownership,
and Other Securities                                 Redemption or Transfer of Units, Federal Tax Matters

Item 11. Defaults and Arrears on                     Inapplicable
Senior Securities

Item 12. Legal Proceedings                           Inapplicable

Item 13. Table of Contents of the                    Table of Contents of the Statement of
Statement of Additional Information                  Additional Information

                                    PART B - STATEMENT OF ADDITIONAL INFORMATION

ITEM IN PART B OF FORM N-2                           LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
Item 14. Cover Page                                  Cover Page

Item 15. Table of Contents                           Table of Contents

Item 16. General Information and History             Inapplicable

Item 17. Investment Objective and Policies           Investment Objective and Policies; Investment
                                                     Restrictions

Item 18. Management                                  Management of the Fund; Compensation of
                                                     Directors and Certain Officers

Item 19. Control Persons and Principal               Management of the Fund
Holders of Securities

Item 20. Investment Advisory and                     Investment Advisory and Other Services
Other Services

Item 21. Brokerage Allocation and                    Portfolio Transactions and Brokerage;
Other Practices                                      Determination of Net Asset Value

Item 22. Tax Status                                  Taxation

Item 23. Financial Statements                        Report of Independent Accountants; Statement of
                                                     Assets and Liabilities

                              Subject to Completion


                           Dated ______________, 2001

                                   PROSPECTUS

                            GEN-NET LEASE INCOME FUND
                         Corporate and Government Series

                       ---------------------------------

                       3,000 Units of Beneficial Interest

                       ---------------------------------

Gen-Net Lease Income Fund, Corporate and Government Series or "the Fund", is offering 3,000 units of beneficial interest ("Units") in the Fund. The Fund is a recently formed trust organized under Michigan law. The Fund operates as a non-diversified, closed-end management company.

The primary investment objective of the Fund is to produce high current income through the acquisition of investments supported by long-term real estate leases of single purpose properties. The leases have as tenants either a credit-worthy corporation, government agency or the U.S. Postal Service. A secondary objective of the Fund is preservation of capital.

Units in the Fund are issued in $5,000 increments. An investor must purchase at least one Unit. The Fund distributes income earned from its investments quarterly. Unitholders have certain voting rights, which include replacement of the Trustees who manage the Fund and amendment of the Trust Agreement which governs the Fund.

----------------------------------------------------------------------------

                     PRICE TO PUBLIC      SALES LOAD       PROCEEDS TO FUND
Per Unit               $     5,000         $     225         $     4,775
Total Minimum          $ 1,400,000         $  63,000         $ 1,337,000
Total Maximum          $15,000,000         $ 675,000         $14,325,000

----------------------------------------------------------------------------

The termination date of this Offering is _____________________, 2001, unless at least a minimum of $1,400,000 in offering proceeds has been received in escrow by that date. If the minimum offering proceeds have been received, the Trustees may continue the offering until December 31, 2002. The escrow agent is Citizens First Savings Bank, Port Huron, Michigan.

This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference. A Statement of Additional Information, dated _________________, 2001, and incorporated by reference in its entirety, and exhibit documentation about the Fund may be obtained for free by writing or calling Genesis Financial Group, Inc. ("Genesis"), One Oakland Towne Square, 14th Floor, Southfield, Michigan, 48076, 1-800-546-2630. All of the additional information referenced above may also be obtained electronically by contacting the SEC website at http://www.sec.gov. The table of contents of the Statement of Additional Information appears at page 11 in this Prospectus.

THE FUND'S UNITS HAVE NO HISTORY OF PUBLIC TRADING AND NONE IS EXPECTED TO DEVELOP IN THE FUTURE. IF A UNITHOLDER WERE TO ATTEMPT TO MARKET HIS OR HER UNIT(S) AND IF A PURCHASER COULD BE FOUND, SUCH UNIT(S) WOULD LIKELY SELL ONLY AT A DISCOUNT BELOW THE UNITHOLDER'S ACQUISITION COST. THIS AND A NUMBER OF FACTORS DISCUSSED AT PAGES 5-6 IN THIS PROSPECTUS MAKE AN INVESTMENT IN THE FUND ONE OF HIGH RISK.

The Fund's address is One Oakland Towne Square, 14th Floor, Southfield, Michigan, 48076 and its telephone number is 1-800-546-2630.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES ADMINISTRATOR HAS APPROVED OR DISAPPROVED OF THE UNITS OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER OF ITS UNITS IN ANY STATE WHERE NOT PERMITTED. YOU SHOULD NOT ASSUME THAT INFORMATION PROVIDED IN THE PROSPECTUS IS ACCURATE AS OF A DATE AFTER THE DATE ON THIS PROSPECTUS.

                                TABLE OF CONTENTS

GEN-NET REALTY FUND..................................................... 1
FUND EXPENSES........................................................... i
   Shareholder Transaction Expenses..................................... 1
THE FUND................................................................ 1
   GENERAL.............................................................. 1
   THE FUND'S INVESTMENT STRATEGY....................................... 2
   THE FUND'S PORTFOLIO................................................. 3
USE OF PROCEEDS......................................................... 3
INVESTMENT OBJECTIVE AND POLICIES....................................... 4
RISK FACTORS............................................................ 5
FUND MANAGEMENT......................................................... 6
FUND DISTRIBUTIONS...................................................... 7
REPORTS TO UNITHOLDERS.................................................. 7
EVIDENCE OF FUND OWNERSHIP.............................................. 8
FEDERAL TAX MATTERS..................................................... 8
REDEMPTION OR TRANSFER OF UNITS......................................... 8
ABOUT THE SPONSOR....................................................... 9
CLOSED-END STRUCTURE.................................................... 9
DISTRIBUTION ARRANGEMENTS...............................................10
TRANSFER AGENT, DISBURSING AGENT AND REGISTRAR..........................10
VALIDITY OF THE UNITS...................................................10
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............11

FUND EXPENSES

The following tables are intended to assist you in understanding the various costs and expenses associated with investing in the Fund.

                         Shareholder Transaction Expenses

                  Sales load paid by you                   4.5%

                  ANNUAL EXPENSES (1)
                  ---------------
                  Trustee fees                             5.61%
                  Other administrative costs               2.24%
                                                           -----
                  Total annual expenses                    7.85%

(1) The percentages of expenses assume the Fund sells the Minimum Amount of the Offering and raises $1,337,000 in net proceeds. Unless and until the Fund achieves sales to produce net proceeds of at least $5,000,000, all annual expenses will be paid directly or reimbursed to the Fund by Genesis, the Fund sponsor. Genesis will not itself be reimbursed by the Fund for such expenses it pays or incurs for the Fund to the extent that Fund sales have aggregated at least $5,225,500, thereby netting $5,000,000 in proceeds to the Fund after deducting the sales load of 4.5%. Assuming Fund net proceeds from sales are at least $5,000,000, the foregoing total annual expenses will constitute an estimated 2.1% of Fund proceeds available for investment.

THE FUND

GENERAL

Gen-Net Lease Income Fund, Corporate and Government Series is a recently organized, non-diversified, closed-end investment company. The Fund was organized by Genesis, its Sponsor, as a Michigan grantor trust on _______________________, 2001. The Fund is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). As a recently organized entity, the Fund has no previous operating history.

The Fund's principal office is located in the offices of Genesis at One Oakland Towne Square, 14th Floor, Southfield, Michigan 48070. The Fund's telephone number is (800) 443-6637.

The proceeds of this offering will be held in a bank escrow account at Citizens First Savings Bank, Port Huron, Michigan, until at least $1,400,000 (Minimum Amount) has been sold through qualified subscriptions by no later than _____________________, 2001. In the event that the Fund is unable to raise the Minimum Amount by ____________________, 2001, all funds in the escrow account will be promptly returned to the investors by the escrow agent with accrued interest at the escrow agent's passbook rate from the date of deposit. If the
                                      1

Minimum Amount is raised by ___________________, 2001, the Fund may elect to continue this offering until not later than December 31, 2001.

The minimum purchase by an investor is one Unit for $5,000.00. In connection with the organization of the Fund, and prior to this offering, Genesis privately purchased or was credited with 20 Units for $100,000, representing the initial capital it contributed to or advanced on behalf of the Fund in connection with the Fund's organization and this Offering. All of the proceeds of that purchase of Units was deposited into the Fund as there was no sales load. None of the proceeds from that purchase will apply towards the Minimum Amount which the Fund must raise by _________________________, 2001 in order to receive those proceeds and continue with this offering until no later than December 31, 2001.

An investor in the Fund becomes a beneficial owner of an undivided fractional interest of the Fund's asset by purchasing at least one Unit for $5,000 through this offering.

The Fund is managed by a Board of Trustees consisting of three individuals initially elected by Genesis and subject to removal for cause by a majority of Unitholders. The Fund has a specific, mandatory termination date of December 31, 2005.

THE FUND'S INVESTMENT STRATEGY

The Fund expects to receive income by entering into investment contracts with Genesis and its affiliates (collectively, the "Sponsor") in which the Fund supplies money to the Sponsor which when added to funds borrowed by the Sponsor, allows it to acquire ownership of certain leased real estate. In exchange for the Fund supplying money to the Sponsor, the Sponsor enters into a contract with the Fund to provide to it on a monthly basis with the net rental income, after deducting operating expenses and leasing costs associated with the real estate. The Sponsor thereby assigns, by means of the contract, a stream of rental income generated by the Sponsor's property to the Fund for a specified period of time. At the end of that period, the contract provides that the Sponsor must sell the leased property and make a final payment to the Fund.

In this manner the Fund seeks to earn a return on its investment through combination of net rental income and the final payment from the Sponsor that is attractive to investors. The Fund expects that the leased real estate and the characteristics of the leasee make it likely that (1) the leasee will fulfill its obligations under the lease and (2) the sale of the leased property will produce proceeds to the Fund greater than what the Fund originally invested. This possibility may result from a number of factors, including market appreciation of the leased property due to its location, changes in interest rates and reduction of the total indebtedness on the leased property through its repayment by a portion of the rental income. It is also possible that the tenant will default on the lease or that the proceeds from the sale of the leased property will produce less money to the Fund than what it originally invested with the Sponsor in order to acquire the property.

After approximately five years, the Fund terminates and liquidates its portfolio. All of the Fund's investments are designed to be due and payable prior to the termination date for the Fund, which is December 31, 2005. Upon its termination, the Fund distributes to its Unitholders the proceeds in cash from the liquidation of its portfolio.

THE FUND'S PORTFOLIO

The securities that the Fund's Trustees are authorized to purchase and place in the Fund's portfolio are only two types. The primary Fund investment is to acquire a stream of future rental income generated by a long-term real estate lease in which the tenant is a credit-worthy corporation (i.e., one rated BBB or higher) or a governmental agency. The legal instrument that is acquired by the Fund to provide this benefit is called an "Assignment of Rents Contract." All Assignment of Rents Contracts held by the Fund provide that the Fund will receive monthly payments of net rental income from the Sponsor or its affiliate as the owner of the leased property for a fixed period of time. At the expiration of that period of time, the Assignment of Rents Contract provides that the Sponsor must pay the Fund the proceeds from the sale of the leased property after deducting payments for any debts secured by the property.

The Fund Trustees may also invest short term in U.S. Treasuries and money market instruments. These securities are acquired by the Fund using monies that are available only until either invested in the purchase of Assignment of Rents Contracts or distributed to Unitholders in the Fund.

USE OF PROCEEDS

All proceeds distributed to the Fund after the Minimum Amount has been raised by ____________________, 2001 and all proceeds thereafter received by the Fund, less the 4.5% sales load and less the other organizational and offering expenses (estimated at $100,000) will be invested in accordance with the policies set forth under "Investment Objective and Policies."

The Fund expects to promptly invest the net offering proceeds from funds which it receives either from the escrow agent or directly from the Selling Agents after the disbursement of escrowed proceeds to the Fund.

Persons who invest in the Fund may expect to receive their first distribution from the Fund within six months after offering proceeds are released to the Fund from the escrow account or at the end of the first full quarter after an investment in the Fund, whichever is later.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is high current income through purchasing the stream of future rental income from long-term real estate leases having corporations, government agencies or the U.S. Postal Service as tenants.

Preservation of the Fund's capital is a secondary investment objective. The Fund may not change its investment objective without the prior approval of a majority in interest of the Unitholders in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

The Fund invests all of its net proceeds in payments to the Sponsor for investment interests in leased real estate in which the yield on the Fund's investment is generated by an assigned stream of future rental income from commercial leases that meet the Fund's qualifications plus the potential for additional income (or loss) on the sale of the leased real estate. First and foremost, the anticipated yield to the Fund from a future rental stream of income must be high enough to meet the Fund's investment objective of producing high current income.

Additionally, for a lease to qualify with the Fund, it must be long-term having at least five years left on its term. The tenant must be credit-worthy as determined by the Fund management if it is a non-governmental or non-U.S. Postal Service tenant. Specifically, to be deemed credit-worthy by the Fund, a tenant corporation must qualify as having its debt rated BBB or better (investment grade) by a national rating agency at the time the Fund receives the rental income to service its loan.

The credit-worthiness of the tenant is evaluated on the basis of whether it has a credit rating from a national rating institution and if or what the rating is, the current and past financial statements of the tenant as evaluated by the Fund management, the size of the tenant in terms of its revenues and employees, how long it has been in business, the nature of its core business and similar factors. Tenants which are governmental entities such as federal or state agencies or the U.S. Postal Service are not reviewed for their credit-worthiness by the Trust management.

The terms of qualifying leases vary as to whether the expenses of owning and operating the leased property are paid separately by the tenant or are absorbed by the landlord. In cases where the tenant is directly responsible under the lease terms for certain property operating costs, such as real estate taxes, insurance, utilities and the like, those leases are referred to as "net leases." In all other cases the rental terms are referenced to as "full service leases." The Fund may loan to the Sponsor or others who may have either net leases or full service leases. However, in the case of full service leases, the Fund must approve of a property manager, who may be an affiliate of the Fund, to supervise the payment of all operating costs associated with the leased property.

The Fund will evaluate the location of the leased property. It will consider the amount of debt held by the owner of the leased property which is being serviced by the rental income from the lease.

Although the Fund may invest in any commercial lease that the Fund management determines to satisfy the qualifying conditions and characteristics, it is more likely that the Fund will invest in those leases on properties owned by the Fund sponsor, Genesis.

The Fund may invest net offering proceeds for short periods of time in U.S. Treasuries or money market securities until a suitable investment in the rental stream from a long-term real estate lease becomes available to the Fund.

The Fund's policies for selecting and holding a qualifying investment are subject to change by the Fund management, except that the fundamental investment limitations described in the Fund's Statement of Additional Information (SAI) under "Investment Restrictions" cannot be changed by the Fund management without the approval of a majority interest of the Unitholders in the Fund.

RISK FACTORS

ILLIQUID INVESTMENT. The Fund's Units are designed to provide a long-term investment opportunity with limited liquidity and no public trading opportunities.

NO HISTORY. The Fund is a recently organized entity with no operating history.

POTENTIAL DISCOUNT ON SALE. The Fund is a closed-end investment company with no established trading market for its Units, nor is one likely to develop. For these reasons, an investor who attempts to sell his or her Unit(s) is likely to incur a substantial discount from the original purchase price of the Unit.

NO KNOWN LEASES. At the commencement of this offering, the Fund had not identified any specific leases in which to invest so that investors are not able to evaluate the leased property, tenant or lease terms. This Prospectus will be amended and supplemented when the reasonable likelihood exists that the Fund will acquire an interest in the leasehold income of a particular leased property.

POTENTIAL LOSS FROM DEBT. The Fund may incur short term indebtedness provided the Trustees are assured that the Fund has a known source of payment. However, the leased real estate in which the Fund has invested its capital and has acquired a portion of the rental stream is likely to be mortgaged to lenders whose legal rights are superior to those of the Fund. In either event, the debt obligations could absorb the rental income before it can be distributed to Unitholders.

FUND'S SUBORDINATE POSITION. The holder of such indebtedness will have a claim on the rental stream from the lease that is legally superior to that of the Fund. The Fund therefore may find that the rental stream which was supposed to come to it has in fact been used to pay indebtedness encumbering the real estate.

POTENTIAL LOSS OF CAPITAL. The Fund must rely on the tenant to regularly pay the full amount of the rent during the term of the lease as well as the other operating and holding costs incurred by the tenant pursuant to the terms of the lease. At the end of the lease, the Fund is relying on the net sales proceeds from disposing of the leased property to pay at least the full amount of the Fund's purchase price. If the property has dropped in value so that the net sales proceeds are insufficient to equal the full purchase price paid by the Fund, it will incur a loss on its original investment. This possibility is made more likely when the leased property is encumbered by substantial debts.

ADVERSE AFFECT OF INFLATION. The leased property must be sold or refinanced by a date certain in order to repay the Fund the capital it has invested. The property may not bring enough in proceeds to meet this obligation if inflation causes the property which is subject to fixed rents to decline in value. The property, which may have been constructed for a specific tenant's needs may decline in value if the market for that type of use is limited.

FAILURE TO PAY OPERATING COSTS ON LEASED PROPERTY. The Fund's interest in the lease may be jeopardized if the lease provides that the owner must cover the property's operating expenses and the owner fails to do so. This may lead to a default on the lease, the source of payments to the Fund, or a reduction in the value of the property (the Fund's collateral) or both.

NO GOVERNMENT INSURANCE. None of the tenant obligations in which a government agency or the U.S. Postal Service is the tenant is insured by the FDIC or any similar government entity. Furthermore, none of the Fund's portfolio and none of the distributions from the Fund to Unitholders carries any type of insurance against loss or failure to pay.

FUND MANAGEMENT

The management of the Fund is conducted through a Board of Trustees (also refered to as "Fund Board" or "Trustees") consisting of three individuals. The three individuals who serve as the initial Board were chosen by Genesis, the Fund's organizer. They were chosen for their experience in real estate, financial and business matters generally, their education and their judgement. Decisions by the Fund Board require a majority vote of the members present at any Fund Board meeting.

Each of the individuals named as trustee is considered a fiduciary under Michigan law. A Trustee may be removed, with cause, by a vote of a two-thirds majority in interest of the Unitholders. The Trustees are independent from and not in any way affiliated with or related to the Fund sponsor and organizer, Genesis, its officers or its shareholders.

The Fund Board is authorized to engage an independent Fund investment adviser, although there are no plans to do so. The Fund Board makes the final decision on whether or not to loan money to the Sponsor or others holding and leasing property that qualifies for a Fund investment and to thereby receive the stream of rental income coming from an assignment of rents. The Board may either approve or disapprove of a proposed loan submitted to the Fund by Genesis.

Any loan together with a receipt of rental income generated by a lease on commercial real estate owned by Genesis must be for reasonable consideration, with only reasonable and customary fees being paid for any services rendered to the Fund by Genesis or any affiliate and be supported by a full and independent appraisal from a qualified MAI appraiser.

FUND DISTRIBUTIONS

The Fund will hold its long term investments as contract rights to future rental income, which take the legal form of Assignment of Rents Contracts once (1) this Offering has sold the minimum number of Units required to release offering proceeds from escrow to the Fund; and (2) the Trustees of the Fund have consummated purchases of Assignment of Rents Contracts. The Fund will distribute income generated by the Assignment of Rents Contracts to its Unitholders at the end of the first full quarter following the receipt of the Assignment of Rents Contracts and, thereafter, on the last business day of each calendar quarter through the mandatory termination date of the Fund, December 30, 2005. Distributions are made to Unitholders of record as of the 20th day of the last month of each calendar quarter. Distributions of capital may be made by the Fund Board to the Unitholders if the Trustees, in their sole discretion, elect to redeem Unit(s) upon the written request of a Unitholder and upon the termination and liquidation of the Trust.

Under regulations issued by the Internal Revenue Service, the Trustees are required to withhold a specified percentage of any distribution made by the Trust if the Trustees have not been furnished the Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholders only when filing a tax return. Under normal circumstances the Trustees obtain the Unitholder's tax identification number from the selling broker. However, a Unitholder should examine his or her statements from the Trustees to make sure that the Trustees have been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Fund has not been previously provided such number, one should be provided as soon as possible.

REPORTS TO UNITHOLDERS

         The Fund shall furnish Unitholders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable period of time after the end of each calendar year, the Fund shall furnish to each person who at any time during the calendar year was a Unitholder of the Fund the following information in reasonable detail: (1) a summary of transactions in the Fund for such year; (2) any portfolio assets sold during the year and the Fund portfolio held at the end of such year; and (3) amounts of income and capital distributed during such year.

EVIDENCE OF FUND OWNERSHIP

         The Fund Registrar is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Fund. The person who is recorded as the initial owner of a Unit on the books of the Fund is based solely on the written information supplied by Unitholder as to the purchaser of the Unit.

         The holders of Units issued by the Fund may elect to be issued Unit Certificates evidencing their interest in the Fund. Unit Certificates will be issued in fully registered form, transferable only on the books of the Fund in denominations of one Unit or any multiple thereof, numbered serially. Otherwise, a holder's interest in the Fund is recorded on the Fund's books, but no Unit Certificate is issued. If a Unit Certificate that has been issued is mutilated, destroyed, stolen or lost, the Fund Registrar will issue a replacement certificate upon request. The holder is subject to being charged a fee for the expenses of the Registrar in connection with the issuance of a replacement certificate.

         Delivery of Unit Certificates requested is normally made three (3) business days following receipt of a written request provided the minimum number of Units have been subscribed and the proceeds from the Offering have been released to the Fund. Unit Certificates are transferable by presentation and surrender to the Fund properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit Certificate holder must sign exactly as his or her name appears on the face of the Unit Certificate with the guaranteed in a manner as is acceptable to the Fund.

FEDERAL TAX MATTERS

         The Fund is not taxable as a corporation or a mutual fund for Federal income tax purposes. Each Unitholder is treated as the owner of a pro rata portion of each of the assets of the Fund. Each Unitholder is considered to have received his or her pro rata share of the income derived from each security when such income is considered to be received by the Fund.

REDEMPTION OR TRANSFER OF UNITS

         The Unitholders are not granted any rights to withdraw or redeem their investment in the Fund unilaterally. They can make a written request to the Fund to redeem all or any portion of their Units. Whether or not the Units will be redeemed is discretionary with the Fund Board.

         The Unitholders have no right to convert their Units into another security. A Unitholder may transfer his or her Unit(s) to any other party by providing a written transfer instrument including transfer instructions signed by the Unitholder and the transferee to the Fund Registrar. Unitholders will not receive certificates evidencing their Units of beneficial interest in the Fund unless requested in writing, in which case the Fund Registrar will, upon receiving proper notification, issue a Unit certificate to the requesting Unitholder.

         The Trustees have the power to list the Fund's Units with a stock exchange, assuming the Fund meets the necessary listing requirements and such a listing is determined by the Trustees to be in the best interests of the Fund and its Unitholders. For a listing to be a viable option for the Fund, it will have to grow to a large size with many Unitholders. There can be no assurance that the Fund will ever qualify for or elect to have its Units listed on a national stock exchange.

ABOUT THE SPONSOR

         Genesis Financial Group, a Michigan corporation which commenced business in 1994, is the organizer/sponsor of the Fund. It has organized and sponsored non-public investment unit trusts. It has experience in identifying single user leased properties and acquiring those properties subject to net leases with large corporate or government tenants.

         Genesis has contributed capital to or on behalf of the Fund for its organization and in order to pay various costs incurred in connection with the offering of the Units. It also serves as the Registrar and Transfer Agent for the Fund in handling the administrative tasks associated with Unitholder relations with the Fund.

         The president and majority shareholder of Genesis is D. James Barton. Mr. Barton, age 57 is a lawyer who manages the company's business with his son, Gregg S. Barton, age 30, who is the only other shareholder. Genesis currently has two additional employees -- a financial analyst and an administrative assistant.

CLOSED-END STRUCTURE

The Fund is a newly-organized, non-diversified management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that most closed-end funds do not list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if an investor wishes to sell his or her shares of a closed-end fund that person must trade them on the market like any other stock at the prevailing market price at that time. However, the Fund's Units will not be listed on a stock exchange. This factor, coupled with the fact that the Fund Units are only redeemable at the discretion of the Fund's Board of Trustees, means that the Units are illiquid.

On the other hand, in a mutual fund if the shareholder wishes to sell shares the mutual fund will redeem or buy back the shares at 'net asset value.' Mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments.

An advantage of closed-end funds is that they are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

DISTRIBUTION ARRANGEMENTS

The Fund has entered into distribution agreements with several securities brokerage firms in which no single firm is serving as a principal or lead underwriter. Under the distribution agreements, a securities firm agrees to offer the Fund's Units to prospective investors on a best efforts basis for a commission of 4.5 percent of the total purchase amount paid for the Units. A best efforts engagement is one in which the firms who agree to offer the Units (collectively, the Selling Agents) contract with the Fund to act as its agents in offering the Units to the public. The Selling Agents are under no legal obligation to acquire Units themselves for resale or to guarantee the sale of a minimum number of Units. Accordingly, there is no assurance that the Fund will be able to sell all 3,000 Units being offered.

TRANSFER AGENT, DISBURSING AGENT AND REGISTRAR

Disbursing Agent for the Fund is Citizens First Savings Bank, Port Huron, Michigan. The Registrar and Transfer Agent for the Fund is Genesis of Southfield, Michigan.

VALIDITY OF THE UNITS

The validity of the Units offered hereby and other matters pertaining to Michigan law are being passed on for the Fund by Michigan counsel. The Fund's income tax status under federal law and other federal tax matters are being passed on by Lieben, Whitted, Houghton, Slowiaczek & Cavanagh, P.C., L.L.O., Omaha, Nebraska.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES.............................................3
Additional Information Regarding Fund Investments.............................3
Cash Reserves.................................................................4
Borrowings and Leverage.......................................................4

INVESTMENT RESTRICTIONS.......................................................5

MANAGEMENT OF THE FUND........................................................6

COMPENSATION OF TRUSTEES......................................................8

REAL ESTATE ADVISORY AND OTHER SERVICES.......................................9
   Investment Management, Property Management and Lease Administration........9
   The Sponsor................................................................9
   Administrative Services...................................................10
   Disbursing Agent..........................................................11

CODE OF ETHICS...............................................................11

DESCRIPTION OF UNITS.........................................................11
   Certain Provisions of the Trust Agreement and Bylaws......................12

TAXATION.....................................................................13
   Other Taxation............................................................14

ELIGIBILITY FOR RETIREMENT PLANS.............................................14

COUNSEL AND INDEPENDENT ACCOUNTANTS..........................................14

FINANCIAL STATEMENTS.........................................................14

ADDITIONAL INFORMATION.......................................................15

                  Part B - Statement of Additional Information


                              Subject to Completion


                            Dated ____________, 2001


                       STATEMENT OF ADDITIONAL INFORMATION


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF GEN-NET LEASE INCOME FUND CORPORATE AND GOVERNMENT SERIES DATED ____________________, 2001, AS SUPPLEMENTED FROM TIME TO TIME (THE "PROSPECTUS"). THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION AND PROSPECTUS MY B E OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE ADDRESS OR PHONE NUMBER SHOWN BELOW.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT FINAL AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHICH SUCH OFFER OR SALE IS NOT PERMITTED.


                           GENESIS FINANCIAL GROUP, INC.
                           ONE OAKLAND TOWNE SQUARE, 14TH FLOOR
                           SOUTHFIELD, MICHIGAN, 48076
                           1-800-546-2630

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES............................................3

   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.........................3
   CASH RESERVES.............................................................4
   BORROWINGS AND LEVERAGE...................................................4

INVESTMENT RESTRICTIONS......................................................5

MANAGEMENT OF THE FUND.......................................................6

COMPENSATION OF TRUSTEES.....................................................8

REAL ESTATE ADVISORY AND OTHER SERVICES......................................9

   INVESTMENT MANAGEMENT, PROPERTY MANAGEMENT AND LEASE ADMINISTRATION.......9
   THE SPONSOR...............................................................9
   ADMINISTRATIVE SERVICES..................................................10
   DISBURSING AGENT.........................................................11

CODE OF ETHICS..............................................................11

DESCRIPTION OF UNITS........................................................11

   CERTAIN PROVISIONS OF THE TRUST AGREEMENT AND BYLAWS.....................12

TAXATION....................................................................13

   OTHER TAXATION...........................................................14

ELIGIBILITY FOR RETIREMENT PLANS............................................14

COUNSEL AND INDEPENDENT ACCOUNTANTS.........................................14

FINANCIAL STATEMENTS........................................................14

ADDITIONAL INFORMATION......................................................15

                       STATEMENT OF ADDITIONAL INFORMATION

Gen-Net Lease Income Fund Corporate and Government Series (the "Fund") is a non-diversified, closed-end, management investment company organized as a Michigan grantor trust on ________________, 2001. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Defined terms used herein have the same meanings as in the Prospectus. No investment in the Units of the Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the descriptions of the principal investment objectives, strategies and risks as set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Trustees of the Fund without the approval of the Unitholders. The Fund will not change its investment policies without written notice to Unitholders.

The Assignments of Rents Contracts are contractual instruments that require the Sponsor or its affiliates, as the owner and lessor of real estate leased on a long-term basis to certain qualifying tenants to transfer to the Fund monthly the net rental income generated from the leases after having deducted payments to service debt encumbering the leased property, operating costs associated with the property that are the responsibility of the lessor under the lease, only capital costs incurred by the owner associated with the property, property management fees and any lease administration costs. The Assignment of Rents Contracts provide for the transfer of a projected amount of net rental income to the Fund for a specified period of time. The end of the period set forth in the Assignment of Rents Contract which terminates the contract is coordinated with the mandatory termination date for the Fund. However, the monthly payments to the Fund could terminate sooner in the event of a default in the lease payments to the lessor or a default by the lessor under the Assignment of Rents Contract.

Upon termination of the monthly payments under the Assignment of Rents Contract, the owner of the leased property is required to sell the leased property. In the case of an Assignment of Rents Contract between the Fund and the Sponsor within 180 days of the termination of the Assignment of Rents Contract, the Sponsor must pay to the Fund an amount equal to the net proceeds received by the Sponsor upon the sale of the leased property or the amount of the Fund's original payment to the Sponsor plus thirty percent (30%) of any net gain on the sale of the real estate.

In order for the Fund to enter into an Assignment of Rents Contract, the Trustees must confirm that the following conditions have been met:

         a) The property is leased to a single tenant pursuant to a lease having a remaining term of at least six (6) years. The lease may be either full service or net. Under a "full service" lease the owner is responsible for all costs of operating the leased property. A "net lease" is a commercial lease in which a majority of the costs of operating the leased property including real estate taxes, insurance repairs and maintenance are paid for by the tenant as part of its monthly rental payment to the landlord. The non-governmental tenant is typically not responsible for capital costs such as roof replacement, structural alterations or replacement of the mechanical, electrical or plumbing systems.

         b) The tenant under the lease is either a corporation with a BBB+ or better Standard & Poor's or equivalent credit rating or a federal or state agency or the U.S. Postal Service.

         c) The aggregate indebtedness to lenders encumbering the leased property, including the Fund, cannot exceed 75 percent of the purchase price of the leased property at the time it was acquired by the owner.

         d) After its acquisition, the owner must hold fee simple title in the leased property, subject only to the encumbrances referred to above and any restrictions of record acceptable to counsel for the Fund.

CASH RESERVES

The Fund's cash reserves, held until sufficient money is available to take advantage of the new opportunities for investments and reserves to meet other cash needs such as distribution to Unitholders, will be invested in money market instruments.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Other acceptable money market instruments include commercial paper, rated by any nationally recognized rating agency, such as Moody's or S&P, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

BORROWINGS AND LEVERAGE

The Fund will only borrow when the Board of Trustees believes that the cost of borrowing to carry the assets to be acquired through leverage would be lower than the return earned by the Fund on its longer-term portfolio investments or if the Fund needs funds to make a distribution to Unitholders which the Board of Trustees is assured can be repaid by monies the Fund will receive in the short-term. Should the differential between interest rates on borrowed funds and the return from investment assets purchased with such funds narrow, the Fund would realize less of a positive return, with the additional risk that, during periods of adverse market conditions, the market value of the Fund's entire portfolio holdings (including those acquired through leverage) may decline far in excess of incremental returns the Fund may have achieved in the interim.

Under the 1940 Act, the Fund is not permitted to incur indebtedness or issue senior securities in excess of certain limits expressed as asset coverage requirements and limitations exist on the Fund's ability to declare dividends on common stock while borrowings are at certain levels. Under these limits, the Fund may not declare distributions to its holders of Units at any time when the payment of such distribution would cause the ratio between the Fund's total assets (including borrowings) and the total amount borrowed to fall below 300%.

If the asset coverage for senior securities or other borrowing of the Fund declines below the limits specified in the 1940 Act, the Fund may be required to sell a portion of its investments when it may not be advantageous to do so. Sales of investments required to meet asset coverage tests imposed by the 1940 Act could also cause the Fund to lose its status as a regulated investment company.

The Fund's willingness to borrow money for investment purposes, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Fund's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

INVESTMENT RESTRICTIONS

The investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits set forth in the 1940 Act; or pledge its assets other than to secure such issuances or borrowings or in connection with permitted investment strategies;
notwithstanding the foregoing, the Fund may borrow up to an additional 5% of its total assets for temporary purposes;

2. Act as an underwriter of securities by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

3. Purchase or sell real estate or commodities, except that the Fund will invest in securities related to real estate or securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

4. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and such similar instruments;

5. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

6. Purchase restricted or "illiquid" securities other than assignments of rents, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

7.       Acquire or retain securities of any investment company;

8.       Make short sales;

9. Invest in oil, gas or other mineral exploration programs, development programs or leases;

10. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

11.      Purchase securities on margin.

The foregoing restrictions in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority of the outstanding voting securities" means the lesser of (1) 67% or more of the shares present at a meeting of Unitholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding Unitholders of the Fund.

MANAGEMENT OF THE FUND

The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Trustees approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its sponsor and administrator, custodian and disbursing agent and registrar and transfer agent. The management of the Fund's day-to-day operations is delegated to the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Trustees. As of ______________, 2001, the Trustees as a group beneficially owned, directly or indirectly no outstanding Units of the Fund.

The Trustees of the Fund and their principal occupations during the past five years are set forth below:

JERRY D. BRINGARD, TRUSTEE
Age 64
20136 East River Road
Grosse Pointe, MI 48138

Mr. Bringard retired in June, 1998 as Vice President-General Counsel of Ford Motor Credit Company, Dearborn, Michigan and as a member of its Executive Committee, having been employed by Ford Credit for 38 years. At the present time Mr. Bringard is a member of the Advisory Board of eLaw.com of Austin, Texas, which partners with leading law firms to aggregate and provide to legal professionals high quality legal work product through a web-based subscription service. He is also a member of the Board of Directors and past Chairman of the Board of William Tyndale College. He serves as Chairman of the Law Committee of the American Financial Services Association; is Chairman-Emeritus of the Conference on Consumer Finance Law; and as an adviser to, and past President of, the Hillsdale College Parents' Executive Board. Mr. Bringard holds a BA degree from Denison University, an MBA degree from the University of Detroit and a JD degree (with distinction) from Wayne State University.

Thomas D. Peschio, TRUSTEE
Age 60
12619 Shirley Street Omaha, NE 68144

Since May of 1997, Mr. Peschio is a partner and a member of the Board of Directors and Executive Vice President of the Lund Company in Omaha,
Nebraska, the largest wholly independent firm in Nebraska offering complete commercial real estate services. From 1995 to 1997, Mr. Peschio served as a corporate officer focusing on investment real estate for what is now known as Grubb & Ellis, Pacific Realty Group. From 1995 to 1997 he owned and operated his own full service investment real estate firm, Peschio & Company. Mr. Peschio has focused his professional efforts on direct investment in real estate, debt and equity financing and securitization, corporate real estate development and property management. Mr. Peschio received a BA of Science from St. Louis University and a MBA from Washington University in St. Louis. Mr. Peschio holds professional designations from the American Society of Real Estate Counselor, Consultant in Real Estate (CRE), from the Real Estate Investment Association, Specialist, Real Estate Investment (SRI); and, from the former Real Estate Securities and Syndication Institute, Specialist in Real Estate Securities
(SRS).

engineering from the University of Maryland and an MBA in Finance from the University of Connecticut.

Richard H. Schwachter, Trustee
Age 56
2424 North Federal Highway, #311
Boca Raton, FL 33431

Mr. Schwachter's principal occupation since 1969 has been in the private practice of law. His practice has focused on real estate law and private placement transactions. He has held a NASD license since 1975 and Series 7 and 63 licenses since 1993. Since 1996 he has been a principal in Indianapolis Securities, Inc., a broker-dealer. From 1997 to the present he has served as a principal in June 4th Corporation, which specializes in assisting community banks with nonconforming mortgage lending services. Mr. Schwachter received his BS degree (cum laude) from the University of Wisconsin, in 1966 and his JD degree from Case Western Reserve Law School in 1969. He is a member of the Bar of the State of Ohio.

COMPENSATION OF TRUSTEES

The following table sets forth estimated information regarding compensation expected to be paid to Trustees by the Fund for the current fiscal year ending December 31, 2001. There are no option plans in existence or contemplated for the Trustees to obtain Units in the Fund. The Trustees do not receive any pension or retirement benefits from the Fund.

COMPENSATION TABLE

(1) Name of Person, Position               (2) Aggregate Compensation From Fund
Jerry D. Bringard, Trustee                 $25,000 fee per annum

Thomas D. Peschio, Trustee                 $25,000 fee per annum

Richard H. Schwachter, Trustee             $25,000 fee per annum

REAL ESTATE ADVISORY AND OTHER SERVICES

INVESTMENT MANAGEMENT, PROPERTY MANAGEMENT AND LEASE ADMINISTRATION

The Trustees have been selected by the Sponsor primarily because of their being able to exercise independent and unbiased judgment, their collective extensive experience and expertise with the selection and evaluation of non-residential, leased real estate properties and their collective knowledge and understanding of financial matters in general.

The Trustees will receive proposals from the Sponsor on behalf of itself or its affiliates seeking funds to acquire, together with borrowed money from other sources, real estate with leases that qualify under the requirements established by the Fund. The Trustees as fiduciaries must objectively decide whether or not to accept such proposals from the Sponsor.

The Trustees are not in any way related to or affiliated with the Sponsor, its officers and directors or its shareholders. The Sponsor has agreed to pay without reimbursement from the Fund the Trustees' fees (aggregating $75,000 annually) until the Fund has raised at least a net of $5,000,000 in offering proceeds. This is to protect the Fund against incurring operating costs that would severely undercut the Fund's ability to pay a competitive return to its Unitholders until it was able to generate sufficient income that such costs would have a tolerable impact on the return to Unitholders.

THE SPONSOR

Genesis Financial Group, Inc., a Michigan corporation, commenced operations in June 1994 and acquired its first investment asset in December, 1994. The Sponsor principally engages in the business of originating, syndicating and dealing in income producing investments in net leases and other leased assets with major public corporations and government agencies as tenants and guarantors.

The Sponsor has full-time and part-time employees. Full-time employees are the President, Chief Acquisitions Analyst, Executive Assistant and Financial Analyst. Part-time employees fulfill bookkeeping and clerical functions.

D. James Barton is 56 years old and is the sole director, President, Treasurer and Secretary of the Sponsor. Mr. Barton is a lawyer by training. His areas of expertise for over 30 years has been corporate, commercial and complex estate planning law.

The day-to-day management of the Sponsor is carried out by its President and Chief Executive Officer under the supervision of its Board of Directors. The Chief Executive

Officer utilizes the services of an affiliate of the Sponsor in connection with the acquisition, sale and management of real property. However, the Sponsor intends to engage in such transactions only on terms and conditions which are no less favorable to the Sponsor than those which could be obtained from unrelated third parties.

The Sponsor, either directly or through affiliates, may earn fees for real estate brokerage in connection with its acquisition or disposition of leased properties and fees for property management or lease administration. The Sponsor is also paid a fee for providing administrative, transfer and registrar services to the Fund. Such fees are paid directly from the Sponsor itself or an affiliate out of the rental income generated by the Leased Properties and therefore serve to reduce the income and the return that would otherwise be received by the Fund's Unitholders. Accordingly, it is the responsibility of the Fund's Trustees to determine that any fees or reimbursements to the Sponsor and its affiliates in connection with services rendered for the benefit of Leased Properties or the Fund itself are necessary and appropriate, fair, reasonable and at or below the amounts that would be charged for similar services by a competitive third party provider.

ADMINISTRATIVE SERVICES

Pursuant to an Administrative Services, Transfer Agent and Registrar Agreement (the "Administrative Services Agreement"), Genesis performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) maintaining Fund records as to Unit ownership and transfers of Units; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of reports and tax information statements to the Fund's Unitholders, preparing distribution notices and calculating distributions, and attending to routine correspondence and other communications with individual Unitholders; (v) monitoring relationships with organizations providing services to the Fund, including the custodian and attorneys and accountants performing services for the Fund; (vi) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund and preparing and filing of tax reports other than the Fund's income tax returns; and (vii) providing clerical and secretarial help needed to carry out these responsibilities. Genesis provides these services for no additional fee to the Fund except for the fee under the Administrative Services Agreement.

In accordance with the terms of the Administrative Services Agreement and with the approval of the Fund's Board of Trustees, Genesis has caused the Fund to retain Citizens First Savings Bank ("Citizens") as sub-administrator under a Fund Accounting and Administration Agreement (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, Citizens has assumed responsibility for performing certain of the foregoing administrative functions, including (i) maintaining certain of the Fund's books and records that are not maintained by Genesis; (ii) serving as a disbursing agent; and (iii) preparing unaudited financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings.

DISBURSING AGENT

Citizens, which has its principal business office at 555 Water Street, Port Huron, Michigan 48061-5012, has been retained to act as the Fund's disbursing agent. Citizens has no part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio. The Fund's Assignment of Rents Contracts are held directly by the Fund and placed in the custody of the Sponsor. The Fund's marketable securities are held in custody at the various securities brokerage firms where such instruments were purchased.

CODE OF ETHICS

The Fund has adopted codes of ethics that are designed to ensure that the interests of the Fund Unitholders come before the interests of those involved in sponsoring or managing the Fund. The codes of ethics, among other things, prohibit management personnel from investing in the same or similar securities to those held by the Fund, except for money market instruments, and require pre-approval for investments in private placements. The Fund's Trustees are prohibited from purchasing or selling any security if they knew, or responsibly should have known at the time of the transaction that the security is being or has been considered for purchase or sale by the Fund, or is being purchased by the Fund.

DESCRIPTION OF UNITS

The Fund is authorized to issue 3,000 units of beneficial ownership of the Fund called Units. The Units purchased at a cost of $5,000 each have no preemptive, conversion, exchange or redemption rights. Each Unit has equal voting, distribution and liquidation rights. The Units outstanding are and those offered hereby, when issued, will be fully paid and nonassessable. Unitholders are entitled to one vote per Unit. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

The Fund will hold an annual meeting of Unitholders in each year. The foregoing description and the descriptions below are subject to the provisions contained in the Fund's Trust Agreement and Bylaws.

The Fund may elect to offer additional Units at a later date. Other offerings of Units, if made, will require approval of the Board of Trustees. Any additional offering will be subject to the requirement of the 1940 Act that shares may not be sold at a price below the then current net asset value, exclusive of sales loads, except in connection with an offering to existing Unitholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

At some point in the future there may be sufficient Units outstanding and a sufficient number of Unitholders to justify listing the Units on an exchange or on NASDAQ. The Trustees will, in their discretion, determine if and when such an action is warranted.

As of the date of this Prospectus, Genesis owned of record and beneficially Units of the Fund, constituting 100% of the outstanding Units of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

CERTAIN PROVISIONS OF THE TRUST AGREEMENT AND BYLAWS

The Fund presently has provisions in its Trust Agreement and Bylaws (together, the "Charter Documents") that are intended to have the effect of limiting the Fund's freedom to engage in certain transactions and the ability of the Fund's Trustees or Unitholders to amend the Charter Documents or effect changes in the Fund's management.

These provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Commencing with the first annual meeting of Unitholders, the Board of Trustees will be divided into three classes. The term of office of the first class will expire on the date of the second annual meeting of Unitholders, the term of office of the second class will expire on the date of the third annual meeting of Unitholders and the term of office of the third class will expire on the date of the fourth annual meeting of Unitholders. Upon the expiration of the term of office of each class as set forth above, the Trustee in such class will be elected for a term of three years to succeed the Trustee whose term of office expire. Accordingly, only that Trustee in one class may be changed in any one year, and it would require two years to change a majority of the Board of Trustees (although under Michigan law, procedures are available for the removal of Trustees even if they are not then standing for re-election, and under SEC regulations, procedures are available for including Unitholder proposals in management's annual proxy statement).

A Trustee may be removed from office only by a vote of at least 66 2/3% of the outstanding Units entitled to vote for the election of Trustees. Under Michigan law, and the Fund's Trust Agreement, the affirmative vote of the holders of a majority of the votes entitled to be cast is required for the consolidation of the Fund with another entity, a merger of the Fund with or into another entity, a share exchange in which the Fund is not the successor, a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund and any amendment to the Fund's Trust Agreement.

TAXATION

         This is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisors in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Fund. The Trust Agreement authorizes the Fund to hold (i) Assignment of Rents Contracts and (ii) certain short term debt investments consisting of U.S. Treasuries and money market funds. The Assignment of Rents Contracts represent a lessor's assignment to the Fund of future rental income to be received pursuant to a commercial lease. The Assignment of Rents Contracts and the other investments approved for the Fund are collectively referred to in this discussion as the "Securities."

         1. Each Unitholder is considered to have received all the rents and interest paid on his or her pro rata portion of each security when such rents and interest are received by the Fund, regardless of whether such rents or interest are used to pay a non-deductible cost of the Fund.

         2. Each Unitholder will have a taxable event when the Fund disposes of a Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise), or upon the sale of Units by such Unitholder. The price a Unitholder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata proportion of each Security held by the Fund (in proportion to the Trust's purchase costs thereof) in order to determine his or her tax basis for his or her pro rata portion of each Security held by such Fund.

         3. A Unitholder's portion of gain, if any, upon the sale of Units or the disposition of Securities held by the Fund will generally be considered a capital gain. A Unitholder's portion of loss, if any, upon the sale of Units or the disposition of Securities held by the Fund will generally be considered a capital loss. Unitholders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes.

         4. Each Unitholder's pro rata share of each expense paid by the Fund is deductible by the Unitholder to the same extent as though the expense had been paid directly by such Unitholder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Fund as miscellaneous itemized deductions subject to this limitation. Unitholders should consult with their tax advisors regarding limitations on the deductibility of Trust expenses.

         5. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will generally be subject to United States Federal income taxes, including withholding taxes, on distributions from the Fund relating to such investor's share of income paid on the Assignment of Rent Contracts. However, interest income on the securities, or any gain from the sale or other disposition of, his or her pro rata interest in any security or the sale of his or her Units will not be subject to United States Federal income taxes, including withholding taxes, provided that certain special conditions are met. Unitholders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

OTHER TAXATION

Fund Unitholders may be subject to state, local and foreign taxes on their Fund Distributions. Unitholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

ELIGIBILITY FOR RETIREMENT PLANS

         Units of the Fund are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Lieben, Whitted, Houghton, Slowiaczek & Cavanagh, P.C., L.L.O. serves as counsel to the Fund, and is located at 2027 Dodge Street, Omaha, Nebraska 68102. ________________________, have been appointed as independent accountants for the Fund. The statement of assets and liabilities of the Fund as of _________________, 2001, included in this statement of additional information has been so included in reliance on the report of _______________________, independent accountants, given on the authority of the firm as experts in auditing and accounting.

FINANCIAL STATEMENTS
(To be supplied)

ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of any part thereof may be obtained from the commission upon the payment of fees prescribed by the commission.

                             REGISTRATION STATEMENT

                     FORM N-2, FOR GEN-NET LEASE INCOME FUND
                         CORPORATE AND GOVERNMENT SERIES

                                     PART C

                                OTHER INFORMATION


Item 24  FINANCIAL STATEMENTS AND EXHIBITS

1.       Financial Statements

         a. Audited Balance Sheet for the Trust for the period ended _______________, 2001. (To be supplied by pre-effective amendment).

2.       Exhibits

a. Form of Trust Agreement for the Trust (Executed copy to be supplied by pre-effective amendment).

b.       By-laws for the Trust.  (To be supplied by pre-effective amendment).

c.       Not applicable.

d.       Form of unit certificate (To be supplied by pre-effective amendment).

e.       Not applicable.

f.       Not applicable.

g.       Not applicable.

h. Form of Distribution Agreement. (To be supplied by pre-effective amendment).

i.       Not applicable.

j.       Not applicable.

k.       (1)      Form of Assignment of Rents Contract
         (2)      Form Escrow Agreement (Executed copy to be supplied by
                  pre-effective amendment).
         (3)      Administrative Services, Transfer Agent, & Registrar
                  Agreement (To be supplied by pre-effective amendment).
         (4)      Fund Accounting and Administration Agreement (To be supplied by pre-effective amendment).

l.       (1)      Opinion and Consent of Fund Counsel.  (To be supplied by
                  pre-effective amendment).
         (2)      Opinion and Consent of Special Tax Counsel (To be supplied by pre-effective amendment).

m.       Not applicable.

n.       Consent of Accountants.  (To be supplied).

o.       Not applicable.

p.       Not applicable.

q.       Not applicable.

r.       Code of Ethics.  (To be supplied by pre-effective amendment).

Item 25. Not applicable.

Item 26. Statement of Expenses (To be supplied by pre-effective amendment).

Item 27. Not applicable.

Item 28. Number of Holders of Securities

                               (1)                      (2)
                         Title of Class           Number of
                                                Record Holders

                               Unit                     1

Item 29.

         Section 9.1 of the Trust Agreement indemnifies and holds harmless the Trustees of the Trust from any claim or action arising in connection with the performance of their duties pursuant to the Trust Agreement and By-laws, except where a Trustee is found liable for breach of fiduciary duty, gross negligence or intentional wrongdoing.

Item 30. Not applicable.

Item 31. Location of Accounts of Records.

         Genesis Financial Group, Inc., One Oakland Towne Square, 14th Floor, Southfield, Michigan, 48076, c/o D. James Barton.

Item 32. Not applicable.

Item 33. Undertakings.

         1.       Registrant undertakes:

                  a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                           (1)      To include any prospectus required by
                  Section 10(a)(3) of the 1933 Act;

                           (2) To reflect in the prospectus any facts or events
                  after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                           (3) To include any material information with respect
                  to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                  b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial BONA FIDE offering thereof; and

                  c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         2. Registrant undertakes to send by first class mail or other means designated to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Grosse Pointe, and the State of Michigan, on the 5th day of February, 2001.

                                       Gen-Net Lease  Income Fund, Corporate
                                       and Government Series


                                    By: /s/ Jerry D. Bringard
                                        ---------------------------
                                        Chairman, Board of Trustees



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

  /s/ Jerry D. Bringard                     TRUSTEE                  2/5/01
-------------------------------     ---------------------     ------------------
         (Signature)                        (Title)                  (Date)

  /s/ Thomas D. Peschio                     TRUSTEE                  2/5/01
-------------------------------     ---------------------     ------------------


  /s/ Richard S. Schwachter                 TRUSTEE                  2/5/01
-------------------------------     ---------------------     ------------------